LEASES (Summary of Company's Finance and Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES [Abstract]
Non-cash lease expense	$ 22,924	$ 7,227	$ 1,200
Interest on lease liabilities	20,246	6,997	900
Operating lease costs	21,956	16,725	10,658
Other short-term and variable lease costs	1,086	1,480	936
Total lease costs	66,212	32,429	13,694
Operating cash flows from finance leases	22,531	8,072	1,756
Operating cash flows from operating leases	20,643	15,867	11,783
Finance cash flows from finance leases	12,111	938
Right-of-use assets obtained in exchange for new finance lease liabilities	22,937	257,359
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 7,249	$ 24,356	$ 15,528
Weighted-average remaining lease term (in years) - finance leases	23 years 3 months 18 days	24 years 3 months 18 days
Weighted-average remaining lease term (in years) - operating leases	5 years 1 month 6 days	6 years 1 month 6 days
Weighted-average discount rate - finance leases	8.20%	8.20%
Weighted-average discount rate - operating leases	6.70%	6.70%